Securities Act Registration No. 333-232634

Investment Company Act Registration No. 811-23435

As filed with the Securities and Exchange Commission on July 15, 2025

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 20

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 22

(Check appropriate box or boxes.)

Zacks Trust

(Exact Name of Registrant as Specified in Charter)

101 North Wacker Drive , Suite 1500, Chicago, IL 60606

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 265-9359

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Richard Cutshall, Esq. Greenberg Traurig LLP 1144 15th Street, Suite 3300 Denver, CO 80202 303-572-6527 (phone) 720-904-7627 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

() Immediately upon filing pursuant to paragraph (b)

(X) On July 23, 2025 pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 23, 2025, the effectiveness of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A related to the Zacks Quality International ETF, which was filed pursuant to Rule 485(a) under the Securities Act on May 2, 2025 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 15th day of July, 2025.

ZACKS TRUST

By:	/s/ Richard M. Cutshall*
Richard M. Cutshall
Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s /David J. Kaufman *	Trustee and Chairman	July 15, 2025
David J. Kaufman

/s/Stuart Kaufman *	Trustee	July 15, 2025
Stuart Kaufman

/s/Mitch Zacks*	Trustee, President, and Principal Executive Officer	July 15, 2025
Mitch Zacks

/s /Donald Ralph * Donald Ralph	Treasurer, Principal Financial Officer and Principal Accounting Officer	July 15, 2025

/s/ Richard M. Cutshall

*By: Richard M. Cutshall

Attorney-in-Fact pursuant to Powers of Attorney incorporated herein by reference to the Registration Statement filed on May 30, 2024.